Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation
Schedule of share option activities

				Weighted
		Weighted	Weighted	average
	Number of	average	average	remaining	Aggregate
	share	exercise	grant date	contractual	intrinsic
	options	price	fair value	life	value
		US$	US$	years	US$’000
At January 1, 2020	667,867	8.16	N/A	5.27	1,807
Exercised	(235,765)	3.75	N/A	N/A	N/A
At December 31, 2020	432,102	10.56	N/A	4.28	4,578
Vested and expected to vest at December 31, 2020	430,569	5.10	14.51	5.09	5,215
Exercisable to vest at December 31, 2020	431,245	5.13	14.50	5.09	5,213
At January 1, 2021	432,102	10.56	N/A	4.28	4,578
Exercised	(117,788)	5.61	N/A	N/A	N/A
At December 31, 2021	314,314	12.41	N/A	3.31	1,601
Vested and expected to vest at December 31, 2021	312,876	4.90	15.25	3.73	1,601
Exercisable to vest at December 31, 2021	314,204	4.95	15.23	3.73	1,601
At January 1, 2022	314,314	12.41	N/A	3.31	1,601
Exercised	(25,341)	2.69	N/A	N/A	N/A
Forfeited	(14,143)	19.95	N/A	N/A	N/A
At December 31, 2022	274,830	12.92	N/A	2.69	17
Vested and expected to vest at December 31, 2022	273,392	4.33	15.37	2.69	17
Exercisable to vest at December 31, 2022	274,720	4.39	15.35	2.69	17

Schedule of RSUs activity

		Weighted
		average
	Number of	grant date
	RSUs	fair value
At January 1, 2020	463,546	5.52
Granted (with a vesting period of 0 to 4 years)	1,180,295	7.83
Vested	(962,606)	6.55
Forfeited/expired (Note (ii))	(46,730)	7.26
At December 31, 2020	634,505	8.11
Expected to vest at December 31, 2020	620,245	8.83

At January 1, 2021	634,505	8.11
Granted (with a vesting period of 0 to 4 years)	716,265	15.73
Vested	(1,049,007)	11.32
Forfeited/expired (Note (ii))	(74,186)	12.73
At December 31, 2021	227,577	17.65
Expected to vest at December 31, 2021	209,878	19.07

At January 1, 2022	227,577	17.65
Granted (with a vesting period of 0 to 4 years)	301,850	5.62
Vested	(414,314)	8.78
Forfeited/expired (Note (ii))	(4,650)	12.53
At December 31, 2022	110,463	18.26
Expected to vest at December 31, 2022	92,900	17.91

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values and intrinsic value of RSUs vested and recognized as expenses for the years ended December 31, 2020, 2021 and 2022 were US$6,142, US$11,965 and US$3,794 respectively.
(iii)	During the years ended December 31, 2019 and 2020, the Company has granted RSUs which are subject to certain market conditions based on achievement of stock prices of the Company. The Company determines the fair value of these RSUs as of the date of grant or modification using the Monte Carlo simulation model which utilizes multiple input variables to determine the stock-based compensation expense with the following assumptions: historical volatility ranging from 37.36% to 62.89%, 0% dividend yield, and risk-free interest rates ranging from 0.1%% to 1.67%. The historical volatility was based on the average volatility of the comparable companies for the most recent 1-year period as of the date of grant or modification. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period.

Schedule of assumptions used in estimation of fair value of warrants granted

Volatility	42.1%
Risk-free interest rate	1.6%
Expected dividend yield	0.0%
Expected warrant life	3.0	years
Expected forfeiture rate	0.0%

Schedule of compensation costs recognized

	For the years ended December 31,
	2020	2021	2022
Cost of revenues	5	12	18
Research and development	92	221	337
Sales and marketing	2,707	9,991	1,743
General and administrative	3,445	3,275	1,696
Total	6,249	13,499	3,794